Stock-Based Compensation - Fair value information of restricted stock and other stock-based awards (Details) - USD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Stock-Based Compensation
Weighted-average grant-date fair value per award	$ 509.03	$ 419.95	$ 337.63
Total fair value of restricted stock and other stock-based awards vested	$ 27	$ 31	$ 27
Tax benefit relating to restricted award activity	$ 7	$ 8	$ 7